Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies

2 Summary of significant accounting policies

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and have been consistently applied in the preparation of the financial statements.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

2	Summary of significant accounting policies (continued)

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

On consolidation the entities should be combined for all periods that the relationship of common control started and the transaction would be treated as a capital transaction with any gain or loss on acquisition adjusted through equity. The consolidated entity would not recognize any goodwill and/or gain/losses from the acquisition and results of operations would be presented for all periods under common control.

The consolidated financial statements of the Company were prepared by applying the pooling of interest method. Accordingly, the results of the Company include the results of the subsidiaries for two-year period ended December 31, 2023 and 2024. Such manner of presentation reflects the economic substance of the companies, which were under common control throughout the relevant period, as a single economic enterprise, although the legal parent-subsidiary relationships were not established.

Non-controlling interests in the Company’s subsidiaries are recorded in accordance with the provisions of ASC 810 and are reported as a component of equity, separate from the parent’s equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Going concern

The accompanying financial statements have been prepared on a going concern basis. For the year ended December 31, 2024, the Company incurred a net loss of S$2,363,815 (US$1,730,216  ). As of December 31, 2024, its current liabilities exceeded the current assets by S$4,749,996 (US$3,476,795) and the Company had an accumulated deficit of S$6,745,614 (US$4,937,503) . These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on the continuing financial support from its largest financial sponsor. Management believes that the Company will be able to negotiate with the largest financial sponsor for favorable concessions on payment terms, delay repayment period and payment due amount in the next 12 months. If there is no settlement of working capital loan on demand in the next 12 months, the Company will be able to bring down the working capital deficit /surplus to S$0.91 million (81.7 % deduction from S$4.97 million) and S$ 0.73 million  (115.3% deduction from S$4.75 million) for December 31, 2023, and December 31, 2024, respectively.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, professional service revenue estimated for various projects, the useful lives and impairment of long-lived assets, valuation allowance for deferred tax assets, and collectability of accounts receivable and other current assets. Actual results may differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of its bank accounts in Singapore.

2	Summary of significant accounting policies (continued)

Accounts receivable, net

Accounts receivable mainly represent amounts due from clients that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. Forward-looking information is also considered in the evaluation of current expected credit losses. The Company writes off the receivable when it is determined to be uncollectible.

Other current assets

Other current assets, net, primarily consists of deposits, prepayments made to vendors or services providers for future services that have not been provided and other receivables from third parties. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2023 and 2024, management believes that the Company’s other current assets are not impaired.

Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is based on the weighted average cost method, and includes expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition.

Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. As of December 31, 2024 , the Company has not concluded its IPO hence incurred professional fees are recorded as deferred offering costs. As of December 31, 2023 and 2024, the accumulated deferred offering cost was S$175,575 and S$927,273 (US$678,724), respectively.

Leases

On October 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02. Under this guidance, the Company determines if an arrangement is a lease or contains a lease at inception, operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use (“ROU assets”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the operating lease liabilities. Lease expense is recognized on a straight-line basis over the lease term. The Company elected the package of practical expedients permitted under the transition guidance to combine the lease and non-lease components as a single lease component for operating lease associated with the Company’s office space lease, and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term.

The Company has an operating lease for office and equipment, including an option to renew which is at the Company’s sole discretion. The renewal to extend the lease term is included in the Company’s ROU assets and operating lease liabilities as they are reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and operating lease liabilities. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

2	Summary of significant accounting policies (continued)

Leases

The operating lease is included in operating lease right-of-use assets, operating lease liabilities-current and operating lease liabilities-non-current on the consolidated balance sheets.

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. Lease payments associated with these leases are expensed as incurred.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	Lesser of lease term or expected useful life
Computer Equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Peel partnership right	Lesser of 10 years and remaining lease term of right-of-use asset - Partnership rights as a strategic partner of The Shire of Murray
Software	5 years

The Company acquired the Peel partnership right which is further elaborated upon in Note 6. This serves as a strategic investment vehicle for the Company’s future growth.

The software cost is primarily attributable to the GrowHub Platform, a traceability blockchain technology solution. The GrowHub Platform stands as the cornerstone of the Company’s operations, serving as the main business and flagship offering. Costs incurred in relation to individual projects are capitalized only when the future economic benefit of the project is probable and the following main conditions are met: (i) the development cost can be measured reliably, (ii) the technological feasibility of the product has been established and (iii) it is the intention of management to complete the intangible asset and use it.

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2023 and 2024, no impairment of long-lived assets was observed and recognized.

2	Summary of significant accounting policies (continued)

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- other inputs that are directly or indirectly observable in the marketplace.
Level 3	- unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, amount due from a related party, other current assets, accounts payable, accruals and other current liabilities, and working capital loan from a related party approximate their fair values because of their generally short maturities.

Revenue recognition

The Company accounts for its revenue under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to:

(1) identify its contracts with customers;

(2) identify its performance obligations under those contracts;

(3) determine the transaction prices of those contracts;

(4) allocate the transaction prices to its performance obligations in those contracts; and

(5) recognize revenue when each performance obligation under those contracts is satisfied.

Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services.

Professional service revenue

Professional service revenue is generated through one-time or non-recurring projects with existing or new customers. Consultancy advisory services include feasibility studies and proposal of technology solutions that enhance the customers’ distribution networks and outreach of their products or services in Asia. Other projects include customized development works for specific needs of the clients, AI-based data analytics and market intelligence. A written service agreement detailing the scope of consultancy advisory services, defined milestones, performance obligations delivery, contractual value, and payment terms, is signed by both customer and the Company (service provider) prior to the commencement of the project. The service revenue contract is priced at a fixed fee rate for each performance obligation. The chargeable fee is based on a competitive market rate for a similar service offer. The revenue is recognized upon achieving the agreed project milestones and fulfilling the contractual obligations.

Platform subscription revenue

Platform subscription revenue is generated from the Company’s proprietary Web3 enabled cloud-based platform that offers users access to the platform for traceability and data analytics across the entire value chain. A written software subscription service agreement detailing the extent of access rights granted, duration of the access, contractual value, and payment terms, is signed by both customer and the Company (SaaS provider). The subscription revenue contract is priced at per user login. Under this per-active user pricing model, customers pay a predetermined fee for each login user who actively uses the Company’s SaaS product within a defined period, typically monthly or annually. The SaaS revenue is recognized ratably over the agreed subscription period.

2	Summary of significant accounting policies (continued)

Sales of goods

Transaction-based revenue is generated through delivery of identified goods to customers at the agreed price. The Company acts as a pass-through and therefore minimizes the risk of inventory. Customers place orders via the Company’s in-house ecommerce platform or external ecommerce marketplaces. Upon successful delivery of non-defective goods and acceptance of the goods in the original state with no demand of refund or good return by the customer, revenue is recognized.

Consignment sales

Acting as principal

Transaction-based revenue is generated through the sale of goods to end customers, at the point control transfers under a consignment arrangement. The Company acts as the principal, retaining control and inventory risk until the sale is made. Revenue is recognized at the agreed retail price less any applicable consideration paid to the consignee (e.g., commission or fees) upon the completion of the sales transaction to the end customer.

Acting as agent

Transaction-based revenue is generated through assisting the Consignor (i.e. Supplier) to place out its product portfolio over the distribution network of Consignee (channel partners). Upon the successful delivery and acceptance of goods by the end customer, an agreed-upon agency fee is deposited into the Company’s designated bank account. Consignment sales is recognized at net basis upon the completion of the sales transaction to the final consumer.

Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a result of the assessment made by the CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Concentrations and credit risk

The Company maintains cash with banks in Singapore. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000 insured by Singapore Deposit Insurance Corporation.

Financial instruments that potentially expose the Company to the concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable is short term in nature and the associated risk is minimal. The Company conducts credit evaluations of its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for credit loss primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

For the year ended December 31, 2023, Customer C and D accounted for 58.6% and 18.1% of the Company’s total revenue and 0% and 44.7% of the total accounts receivable as of December 31, 2023, respectively. For the year ended December 31, 2024, Customer C, D, E and F accounted for 40%, 17.1%, 18.2% and 11.1% of the Company’s total revenue and 68.5%, 29.4%, nil% and nil% of the Company’s total accounts receivable as of December 31, 2024, respectively.

For the year ended December 31, 2023, Vendor A and C accounted for 63.8% and 6.2% of the Company’s total purchases, and 98.8% and 0.5% of the accounts payable as of December 31, 2023, respectively. For the year ended December 31, 2024 , Vendor D and E accounted for 63.8% and 11.3% of the Company’s total purchases, and nil% and 11.1% of the accounts payable as of December 31, 2024, respectively.

2	Summary of significant accounting policies (continued)

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

Related parties

The Company follows ASC 850 Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Foreign currency

The accompanying consolidated financial statements are presented in Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currencies of the Company are the Singapore Dollar, United State Dollars, Australian Dollars, Malaysia Ringgit and Japanese Yen.

Convenience translation

Translations of the consolidated balance sheet, consolidated statement of operations and comprehensive income and consolidated statements of cash flows from S$ into US$ as of and for the years ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of US$0.73196 = S$1, as set forth in the statistical release of the Federal Reserve System on December 31, 2024. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carryforwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended December 31, 2023 and 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. The Company has no dilutive securities or debt for each of the years ended December 31, 2023 and 2024.

2	Summary of significant accounting policies (continued)

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards. As result of the election, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification that reduce the likelihood that the disclosure requirements would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. Early application of the amendments is permitted for any annual or interim period which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The adoption of this standard is not expected to have a significant impact on the Company.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on condensed financial statements and related disclosures.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income and cash flows.